SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Receivables [Abstract]
Accounts receivable from third-party customers	$ 3,932,365	$ 2,393,598
Less: allowance for doubtful accounts	(26,611)	(26,272)
Total accounts receivable from third-party customers, net	3,905,754	2,367,326
Add: accounts receivable - related parties	957,396	515,193
Total accounts receivable, net	$ 4,863,150	$ 2,882,519